MATTERHORN GROWTH FUND

                               Semi-Annual Report

                                December 31, 1996

                             MATTERHORN GROWTH FUND
Dear Shareholders,

      Many changes have taken place within The Matterhorn Growth Fund, Inc. (the "Fund") during the past six months. With the assignment of Matterhorn Asset Management Corporation as the new investment adviser, the Fund has begun to take new shape. We are currently in the process of realigning the portfolio in order to provide investors with greater long-term capital appreciation while minimizing exposure to market and interest rate risks. With this objective in mind, we have decided to reduce the Fund's investments in stocks of small capitalization companies and take a more value-oriented approach in the security selection process. Investments will be concentrated in the stocks of companies which have low valuations relative to either earnings growth potential or underlying asset value. The combination of growth in earnings and an expanding multiple, if favorable market conditions prevail, can produce superior returns with lower risk.

      On January 1, 1997, Gregory A. Church, the Fund's president, took over as the Fund's portfolio manager. As an already established successful investment adviser, Mr. Church's long-term investment experience and knowledge will serve to enhance the profitability of the Fund, as well as to boost the Fund's performance over the long haul. Under the Fund's new management, fund expenses were reduced by 10.57% from January 1, 1996 through June 30, 1996. From July 1, 1996 through December 31, 1996, the expense ratio fell by 11.82%. Management is forecasting an additional reduction of between 10-20% for fiscal year ending June 30, 1998. Investors should bear in mind that the Fund was in a transition period during 1996, and we are extremely optimistic about the Fund's future.

      We are in the process of constructing a portfolio that utilizes the philosophy of "growth at reasonable prices." During the period, we increased investments in various industries, including telecommunication services and insurance.

      Among the major holdings in the telecommunication services industry were SBC Communications, Motorola and AT&T. Although the telephone industry lagged overall in the market during the year, these companies are proven leaders and will benefit from secular changes in the telecommunication services industry as a whole.

      In the insurance sector, General Re Corp. and NAC Re Corp. are favored holdings. These stocks will benefit from continued growth and consolidation in the reinsurance markets.

      We remain optimistic on the equity markets as both economic data and continued foreign buying portend another favorable year for equity holders.

Sincerely Yours,


/s/                                         /s/
Gregory A. Church                           Sheldon E. Goldberg
President                                   Chairman
Portfolio Manager                           Matterhorn Asset Management Corp.
The Matterhorn Growth Fund, Inc.
Matterhorn Asset Management Corp.

                             MATTERHORN GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 71.85%                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Auto: 1.58%
       4,000         Cooper Tire & Rubber....................................................             $ 79,000
       2,500         Mark IV Industries......................................................               56,563
                                                                                                            ------
                                                                                                           135,563
                                                                                                           -------
                     Banking: 3.33%
       2,000         Chase Manhattan Corp....................................................              178,500
       2,000         First Chicago NBD Corp..................................................              107,500
                                                                                                           -------
                                                                                                           286,000
                                                                                                           -------
                     Beverage: 4.48%
       6,060         Cadbury Schweppes PLC, ADR..............................................              138,548
       1,500         PanAmerican Beverages, Inc. Class A.....................................               70,312
       4,000         PepsiCo, Inc............................................................              175,500
                                                                                                           -------
                                                                                                           384,360
                                                                                                           -------
                     Broadcast / Cable TV: 2.25%
       3,500         Liberty Media...........................................................               99,750
       5,000         US West Media Group* ...................................................               92,500
                                                                                                            ------
                                                                                                           192,250
                                                                                                           -------
                     Computer Peripherals: 1.50%
       5,000         Sun Microsystems*.......................................................              128,125
                                                                                                           -------

                     Computer Software & Services: 2.35%
       1,500         National Data Corp......................................................               65,250
       3,000         Sterling Software, Inc.*................................................               94,875
       2,000         Stewart Information Services Corp.......................................               41,500
                                                                                                            ------
                                                                                                           201,625
                                                                                                           -------
                     Consumer Products: 0.99%
       3,000         American Greetings, Class A.............................................               85,125
                                                                                                            ------

                     Diversified: 2.71%
     160,000         China Industrial Group, Inc.*...........................................               20,000
       1,500         CPC International.......................................................              116,250
      11,004         United Capital Corp.*...................................................               96,285
                                                                                                            ------
                                                                                                           232,535
                                                                                                           -------

                             MATTERHORN GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Drugs: 3.99%
       3,700         Johnson & Johnson.......................................................            $ 184,075
       4,000         Pharmacia & Upjohn, Inc.................................................              158,500
                                                                                                           -------
                                                                                                           342,575
                                                                                                           -------
                     Electronics Industry: 2.77%
       4,000         AMP, Inc................................................................              153,500
       1,500         General Motors, Class H.................................................               84,375
                                                                                                            ------
                                                                                                           237,875
                                                                                                           -------
                     Environmental: 0.92%
      10,000         Waste Management International..........................................               78,750
                                                                                                            ------

                     Financial Services: 0.77%
       1,000         Dean Witter Discover....................................................               66,250
                                                                                                            ------

                     Heavy Industries: 2.04%
       2,500         FMC Corp................................................................              175,313
                                                                                                           -------

                     Hotel / Gaming: 0.93%
       4,000         Harrah's Entertainment..................................................               79,500
                                                                                                            ------

                     Insurance: 3.79%
       1,200         General Re Corp.........................................................              189,300
       4,000         NAC Re Corp.............................................................              135,500
                                                                                                           -------
                                                                                                           324,800
                                                                                                           -------
                     Maritime: 0.64%
       3,500         Sea Containers, Ltd., Class A...........................................               54,685
                                                                                                            ------

                     Marketing: 1.15%
       3,000         Cognizant Corp..........................................................               99,000
                                                                                                            ------

                     Medical Services: 0.85%
       4,100         GranCare, Inc.*.........................................................               73,288
                                                                                                            ------

                     Miscellaneous: 1.14%
       6,000         Heilig Meyers Co........................................................               97,500
                                                                                                            ------

                             MATTERHORN GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Natural Gas: 1.04%
       3,000         Equitable Resources, Inc................................................             $ 89,250
                                                                                                          --------

                     Office Equipment & Supplies: 1.53%
       2,500         Xerox Corp..............................................................              131,563
                                                                                                           -------

                     Oil Services: 1.36%
       7,000         McDermott International.................................................              116,375
                                                                                                           -------

                     Packaging and Container: 1.51%
       5,000         Ball Corp...............................................................              130,000
                                                                                                           -------

                     Petroleum: 1.91%
       1,000         Exxon Corp..............................................................               98,000
       3,000         Lyondell Petrochem......................................................               66,000
                                                                                                            ------
                                                                                                           164,000
                                                                                                           -------
                     Precision Equipment: 0.90%
       1,500         Tektronix, Inc..........................................................               76,875
                                                                                                            ------

                     Publishing: 2.50%
       2,500         Media General...........................................................               75,625
       3,000         Pulitzer Publishing.....................................................              139,125
                                                                                                           -------
                                                                                                           214,750
                                                                                                           -------
                     Railroads: 1.72%
       3,500         CSX Corp................................................................              147,875
                                                                                                           -------

                     Real Estate Investment Trust: 7.64%
     133,300         Americana Hotel & Realty Corp.*.........................................              149,963
      38,900         One Liberty Properties, Inc.............................................              505,700
                                                                                                           -------
                                                                                                           655,663
                                                                                                           -------
                     Restaurants: 2.15%
       9,000         Wendy's International...................................................              184,500
                                                                                                           -------

                     Retail Stores: 1.08%
       3,000         Dillard Department Stores, Inc..........................................               92,625
                                                                                                            ------

                             MATTERHORN GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Semiconductor: 1.67%
       2,500         LSI Logic Corp.*........................................................             $ 66,875
       1,500         Microchip Technology, Inc.*.............................................               76,125
                                                                                                            ------
                                                                                                           143,000
                                                                                                           -------
                     Technology: 2.75%
       8,000         Bell Microproducts......................................................               69,000
       1,000         Electronic Data Systems.................................................               43,250
       1,500         Filenet Corp............................................................               47,625
       3,000         Silicon Graphics, Inc...................................................               76,500
                                                                                                            ------
                                                                                                           236,375
                                                                                                           -------
                     Telecommunications Services: 5.91%
       2,000         AT&T Corp...............................................................               87,000
       2,500         Motorola................................................................              153,438
       4,000         SBC Communications, Inc.................................................              207,000
       1,500         Sprint Corp.............................................................               59,812
                                                                                                            ------
                                                                                                           507,250
                                                                                                           -------

                     Total Common Stocks (cost $5,619,788)...................................            6,165,220
                                                                                                         ---------


                     PREFERRED STOCKS: 3.18%
------------------------------------------------------------------------------------------------------------------------------------
                     Miscellaneous: 1.13%
       5,500         News Corp. Ltd..........................................................               96,938
                                                                                                            ------

                     Real Estate Investment Trust: 2.05%
      10,600         One Liberty Properties, Inc.............................................              176,225
                                                                                                           -------

                     Total Preferred Stocks (cost $239,672)..................................              273,163
                                                                                                           -------

Principal Amount     BONDS: 1.70%
------------------------------------------------------------------------------------------------------------------------------------
                     Medical Services: 1.70%
    $150,000         Maxxim Medical, Inc., 6.75%, due 3/1/2003 (cost $149,000)...............              145,500
                                                                                                           -------


                             MATTERHORN GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------
  $2,142,000         Star Bank Repurchase Agreement, 5.0%, dated 12/31/1996,
                     due 1/2/1997, collateralized by $2,285,000 GNMA, 6.5%
                     due 1/20/2024, (proceeds $2,142,587) (cost $2,142,000)..................          $ 2,142,000
                                                                                                       -----------

                     Total Investment in Securities (cost $8,150,460+): 101.69%..............            8,725,883
                     Liabilities in excess of other assets: (1.69)%..........................             (144,784)
                                                                                                          --------
                     Total Net Assets: 100.0%................................................          $ 8,581,099
                                                                                                       ===========

*Non-income producing security.

+ At December 31, 1996, the cost of securities for Federal tax purposes was $8,193,898. Unrealized appreciation and depreciation of securities, based on cost for Federal income tax purposes, were as follows:

                     Gross unrealized appreciation...........................................            $ 931,099
                     Gross unrealized depreciation..........................................              (399,114)
                                                                                                          --------
                           Net unrealized appreciation.......................................            $ 531,985
                                                                                                         =========



See Notes to Financial Statements.

                             MATTERHORN GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $8,150,460).......................          $ 8,725,883
      Cash...................................................................................                  102
      Receivables:
            Dividends........................................................................               22,559
            Interest ........................................................................                3,758
            Investment securities sold.......................................................            2,164,901
      Other assets...........................................................................               28,681
                                                                                                            ------
                  Total assets ..............................................................           10,945,884
                                                                                                        ----------

LIABILITIES
      Payables:
            Investment securities purchased..................................................            2,297,684
            Fund shares redeemed.............................................................               17,737
      Accrued expenses and other.............................................................               49,364
                                                                                                            ------
                  Total liabilities..........................................................            2,364,785
                                                                                                         ---------


NET ASSETS     ..............................................................................          $ 8,581,099
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($8,581,099/1,391,623 shares outstanding;
            100,000,000 shares authorized with $.001 par value) .............................                $6.17
                                                                                                             =====

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $ 8,258,447
      Accumulated net investment loss........................................................             (177,316)
      Accumulated net realized loss on investments...........................................              (75,455)
      Net unrealized appreciation of investments.............................................              575,423
                                                                                                           -------
            Net assets ......................................................................          $ 8,581,099
                                                                                                       ===========

See Notes to Financial Statements.

                             MATTERHORN GROWTH FUND

STATEMENT OF OPERATIONS - Six Months Ended December 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 76,689
            Interest ........................................................................               46,010
                                                                                                            ------
                  Total investment income ...................................................              122,699
                                                                                                           -------
      Expenses
            Advisory fees (Note 3) ..........................................................               43,736
            Professional fees................................................................               27,206
            Administration fee (Note 3)......................................................               21,946
            Custodian and accounting fees....................................................               13,561
            12b-1 expense (Note 3)...........................................................               10,934
            Transfer agent fees..............................................................                8,319
            Auditing fees....................................................................                8,067
            Registration fees................................................................                7,910
            Printing.........................................................................                4,284
            Directors' fees..................................................................                2,521
            Miscellaneous....................................................................                2,144
            Insurance........................................................................                  504
                                                                                                               ---
                  Total expenses.............................................................              151,132
                                                                                                           -------
                  Net investment loss   .....................................................              (28,433)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS Net realized gain (loss) on:
            Investments .....................................................................             (219,238)
            Options..........................................................................               31,638
                                                                                                            ------
                  Total net realized loss....................................................             (187,600)
      Net change in unrealized appreciation of investments...................................              237,454
                                                                                                           -------
            Net realized and unrealized gain on investments .................................               49,854
                                                                                                            ------
                  Net Increase in Net Assets Resulting from Operations ......................             $ 21,421
                                                                                                          ========

 See Notes to Financial Statements.

                             MATTERHORN GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months          Year
                                                                                      ended            ended
                                                                               December 31, 1996#  June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss.......................................................           $ (28,433)      $ (148,883)
Net realized gain (loss) on investments ..................................            (187,600)       1,768,870
Net change in unrealized appreciation (depreciation) of investments.......             237,454         (614,509)
                                                                                       -------         --------
      Net increase in net assets resulting from operations ...............              21,421        1,005,478
                                                                                        ------        ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain on investments..........................................          (1,051,049)        (765,908)
                                                                                    ----------         --------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold.................................................             462,487          255,949
Net asset value of shares issued on reinvestment of distributions.........             985,047          727,336
Cost of shares redeemed...................................................            (652,615)      (1,400,287)
                                                                                      --------       ----------
      Net increase (decrease) from capital share transactions ............             794,919         (417,002)
                                                                                       -------         --------
            Total decrease in net assets .................................            (234,709)        (177,432)

NET ASSETS
Beginning of period ......................................................           8,815,808        8,993,240
                                                                                     ---------        ---------
End of period (including accumulated net investment losses of
      ($177,316) and ($148,883), respectively)............................          $8,581,099       $8,815,808
                                                                                    ==========       ==========

CHANGE IN SHARES
Shares sold ..............................................................              67,944           37,245
Shares issued on reinvestment of distributions............................             158,879          115,085
Shares redeemed...........................................................             (94,552)        (200,891)
                                                                                       -------         --------
Net increase (decrease)...................................................             132,271          (48,561)
                                                                                       =======          =======

#Unaudited.


See Notes to Financial Statements.

                             MATTERHORN GROWTH FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                 For the Six
                                                Months Ended                 Years ended June 30
                                                December 31,   -------------------------------------------------
                                              1996, (Unaudited)1996(a)    1995       1994       1993*      1992*
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...........    $ 7.00     $ 6.88     $ 5.87     $ 7.09     $ 6.30     $ 5.80
                                                   ------     ------     ------     ------     ------     ------
Income from investment operations:
      Net investment loss .....................      (.01)      (.12)      (.17)      (.17)      (.04)      (.07)
      Net realized and unrealized gain on
            investments........................       .03        .85       1.28        .71       1.77        .57
                                                      ---        ---       ----        ---       ----        ---
Total from investment operations...............       .02        .73       1.11        .54       1.73        .50
                                                      ---        ---       ----        ---       ----        ---

Less distributions:
      From net realized gains..................      (.85)      (.61)      (.10)     (1.76)      (.94)      --
                                                     ----       ----       ----      -----       ----
Total distributions............................      (.85)      (.61)      (.10)     (1.76)      (.94)      --
                                                     ----       ----       ----      -----       ----

Net asset value, end of period.................    $ 6.17     $ 7.00     $ 6.88     $ 5.87     $ 7.09     $ 6.30
                                                   ======     ======     ======     ======     ======     ======

Total return ..................................      0.25%+    11.60%     19.32%      5.60%     28.89%      8.62%
Ratios/supplemental data:
Net assets, end of period (000 omitted)........    $8,581     $8,816     $8,993     $8,201     $8,048     $4,430
Ratio to average net assets:
      Expenses (excluding interest) ...........      3.46%++    4.21%      4.62%      4.87%      4.27%      5.17%
      Interest expense.........................       .00        .02        .56        .14        .12        .16
                                                      ---        ---        ---        ---        ---        ---
      Total expenses...........................      3.46%      4.23%      5.18%      5.01%      4.39%      5.33%
                                                     ====       ====       ====       ====       ====       ====
      Net investment loss......................      (.65)%++  (1.64)%    (2.50)%    (2.77)%     (.62)%    (1.11)%
                                                     ====      =====      =====      =====       ====      =====

Portfolio turnover rate .......................     53.69%     88.32%     72.11%    160.06%    167.27%    135.89%
                                                    =====      =====      =====     ======     ======     ======

Average commission rate paid**.................    $.0745        $--        $--        $--        $--        $--

(B) BANK LOANS
Amount outstanding at end of period (000)......       $--        $--      $ 366       $ 27        $--        $--
Average amount of bank loans outstanding
      during the year (monthly average) (000)..       $--       $ 12      $ 456       $ 44       $ 49       $ 54
Average number of shares outstanding during
      the year (monthly average) (000)*........        --      1,306      1,369      1,268        773        662
Average amount of debt per share during the year      $--      $ .01      $ .33      $ .03      $ .06      $ .08

+Not annualized.
++Annualized.
*Based on average month-end shares outstanding.
**A fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rule took effect on September 30, 1996 and is not required for periods prior to that date.

(a)On March 15, 1996, the investment adviser changed, and Matterhorn Asset Management Corporation became the Fund's investment adviser.

See  Notes to  Financial
Statements.

                             MATTERHORN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Matterhorn Growth Fund, Inc. (the "Fund") is a Maryland corporation incorporated on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.
      A. Security Valuation. Investments in securities are valued daily based upon latest closing market prices for those securities traded on national securities exchanges, or if there has been no sale that day at the mean between the last bid and asked prices, and at the closing bid price for those securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities and assets are valued at fair value, as determined in good faith by the Board of Directors.
      B. Equity Option Contracts. When the Fund writes a call option, the premiums received are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.
           The premium paid by the Fund for the purchase of an option is included as an investment and is marked-to-market daily to reflect the current value of the option purchased. If the purchased option is not exercised prior to expiration, the premium paid is treated as realized loss. If the Fund exercised a call option, the cost of the security is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.
      C. Security Transactions and Related Investment Income. Securities transactions are accounted for on the trade date, and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is determined on a first-in, first out basis for both financial statement and federal income tax purposes.
      D. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.
      E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                             MATTERHORN GROWTH FUND

      F. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      A. Investment Advisory Agreements. On March 15, 1996, the Fund entered into an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser") for investment advisory services, under which the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. The Advisory fee paid to the Adviser for the six months ended December 31, 1996 totaled $43,736.
               The Fund is responsible for its own operating expenses, as defined. The Adviser has agreed until March 15, 1998, to reimburse the Fund to the extent that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) exceeds 4% of the Fund's average net assets.
      B. Distribution Agreements. Bainbridge & Co. ("Bainbridge") and Cumberland Brokerage Corporation ("Cumberland") act as co-distributors for shares of the Fund pursuant to a Distribution Agreement dated March 15, 1996. Bainbridge and Cumberland are affiliates of the Adviser.
      C. Distribution Plan. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge and Cumberland an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge and Cumberland as compensations for their services rendered.
      D. Administration Agreement. Pursuant to an Administration Agreement with Investment Company Administration Corporation (the "Administrator") entered on March 15, 1996, the Fund pays the Administrator for its services a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $45,000 for the first year and $40,000 thereafter.
      E. Other. The Fund pays each Director who is not an "interested persons" a $250 attendance fee and any expenses incurred to attend the meetings. Total fees paid to Directors for six months ended December 31, 1996 are included in the "Statement of Operations".
               Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and co-distributors.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the six  months  ended  December  31,  1996,  purchases  and  sales of
securities   other  than  short-term   securities   aggregated   $4,538,319  and
$6,233,719, respectively.

                             MATTERHORN GROWTH FUND

NOTE 5 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

      The Fund's activity during the period in writing equity call options had off-balance-sheet risk of accounting loss. A written equity call option obligates the Fund to deliver the underlying security upon exercise by the holder of the option. The Fund covers options written by owning the underlying security.

      A summary of the Fund's call option transactions written for the period follows:

                                             Number of              Premiums
                                         Option Contracts           Received
                                         ----------------          -------------
      Contracts outstanding at
         June 30, 1996                           0                        $ 0
      Options written                           40                     11,420
      Options bought back                      (40)                   (11,420)
      Options exercised                          0                          0
      Options expired                            0                          0
                                             -----                    -------
      Contracts outstanding at
         December 31, 1996                       0                          0
                                             =====                    =======

                               INVESTMENT ADVISER

                     Matterhorn Asset Management Corporation
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067



                                 CO-DISTRIBUTORS

                                Bainbridge & Co.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                        Cumberland Brokerage Corporation
                                614 Landis Avenue
                           Vineland, New Jersey 08360



                                    CUSTODIAN

                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202



                                 TRANSFER AGENT

                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                           Huntington, New York 11743
                                 1-800-637-3901




                 This report is intended for the shareholders of The Matterhorn Growth Fund, Inc. and should not be used as sales literature unless accompanied or preceded by a current prospectus.